SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Mar. 31, 2025
Supplemental of cash flow informations [abstract]
Disclosure of supplemental disclosure of cash flow [Table Text Block]
	March 31,	March 31,
	2025	2024
	$	$
Accounts and other receivables	(906,215)	272,478
Inventories	397,476	(70,251)
Prepaids and deposits	187,707	728,211
Accounts payable and accrued liabilities	1,797,002	(15,549)
Total change in non-cash working capital balances	1,475,970	914,889

Supplementary disclosures:

Change in accounts payable relating to property and equipment	$-	$(105,264)

Disclosure of cash and cash equivalents [Table Text Block]
Cash and cash equivalents are comprised of:	March 31,	March 31,
	2025	2024
	$	$
Cash in bank	121,481	521,420
Cashable guaranteed investment certificate, variable rate, matured January 2025	-	3,000,000
Total cash and cash equivalents	121,481	3,521,420